Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk for Trade Receivables by Geographic Region) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	$ 1,260	$ 1,376
South America [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	390	409
Europe Region [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	310	352
Asia Region [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	278	313
North America Region Member
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	187	196
Israel [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	75	80
Other [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	$ 20	$ 26